CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,921,250)	$ 618,883
Net (income) loss from discontinued operations	2,079,729	948,771
Net income (loss) from continuing operations	(841,521)	1,567,654
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities of continuing operations:
Non-cash interest on convertible promissory notes	31,583	0
Depreciation and amortization	63,836	64,011
Changes in operating assets and liabilities:
Accounts receivable	(296,855)	290,293
Prepaid expenses and other current assets	(40,609)	3,000
Accounts payable	532,157	(173,582)
Accrued expenses	226,284	600,858
Accrued payroll and related	82,099	41,921
Deferred revenue	(314,343)	388,879
Accrued interest	218,260	21,550
Advances from officers, net	67,761	(79,119)
Net cash provided by (used in) operating activities of continuing operations	(271,348)	2,725,465
Net cash provided by (used in) operating activities of discontinued operations	(1,826,422)	(1,868,851)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(2,097,770)	856,614
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	0	0
Net cash used in investing activities of continuing operations	0	0
Net cash used in investing activities of discontinued operations	0	(26,250)
NET CASH USED IN INVESTING ACTIVITIES	0	(26,250)
CASH FLOWS FROM FINANCING ACTIVITIES:
Book overdraft	0	(23,125)
Proceeds from issuance of notes payable	3,573,650	0
Payments on notes payable	(1,432,862)	(620,398)
Repurchase of common stock	(52,000)	(52,000)
Net cash provided by (used in) financing activities of continuing operations	2,088,788	(695,523)
Net cash provided by (used in) financing activities of discontinued operations	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	2,088,788	(695,523)
NET INCREASE (DECREASE) IN CASH FROM CONTINUING OPERATIONS	1,817,440	2,029,942
NET INCREASE (DECREASE) IN CASH FROM DISCONTINUED OPERATIONS	(1,826,422)	(1,895,101)
NET INCREASE (DECREASE) IN CASH	(8,982)	134,841
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	134,841	0
CASH AND CASH EQUIVALENTS, END OF YEAR	125,859	134,841
Supplemental disclosures:
Interest paid in cash	354,556	242,856
Income taxes paid in cash	$ 0	$ 0